Putnam Investments
One Post Office Square
Boston, MA 02109
January 2, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of its Putnam Emerging Markets
Equity Fund, Putnam Retirement Income Lifestyle 2 Fund, Putnam Global Consumer Fund, Putnam
Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global
Technology Fund and Putnam Global Telecommunications Fund series (The “Funds”)

Post-Effective Amendment No. 158 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statements of Additional Information that would have been filed on behalf of the Fund’s pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 158 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2012.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison

Cc: Ropes & Gray, LLP